Revenue and segmental reporting, Revenue recognised (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Collaboration revenue	£ 23,510,000	£ 30,114,000	£ 25,669,000
Pre-product revenue	3,010,000	0	0
Total Revenue	26,520,000	30,114,000	25,669,000
United Kingdom [Member]
Disclosure of operating segments [line items]
Total Revenue	6,083,000	6,356,000	5,753,000
United States [Member]
Disclosure of operating segments [line items]
Total Revenue	17,427,000	23,758,000	19,916,000
Europe [Member]
Disclosure of operating segments [line items]
Total Revenue	3,010,000	0	0
GlaxoSmithKline [Member]
Disclosure of operating segments [line items]
Collaboration revenue	£ 6,083,000	6,356,000	5,753,000
Percentage of revenue	10.00%
Eli Lilly [Member]
Disclosure of operating segments [line items]
Collaboration revenue	£ 0	3,522,000	819,000
Genentech [Member]
Disclosure of operating segments [line items]
Collaboration revenue	£ 17,427,000	£ 20,236,000	£ 19,097,000
Percentage of revenue	10.00%